Related party disclosure - Summary of Details of Transactions and Balances with Entities having Significant Influence on RPL (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2022 INR (₨)
GS Wyvern Holdings Limited | Joint Control Or Significant Influence
Disclosure of transactions between related parties [line items]
Compulsorily convertible preference shares outstanding	₨ 9,222